Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value
Amount Registered | shares	1,894,702
Maximum Aggregate Offering Price	$ 135,016,464.52
Carry Forward Form Type	S-3
Carry Forward File Number	333-272053
Carry Forward Initial Effective Date	May 18, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,401.55
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such additional securities as may become deliverable as a result of stock splits, stock dividends, split-ups, recapitalizations or similar transactions, in accordance with the provisions of the DRPlus Dividend Reinvestment and Stock Purchase Plan. Pursuant to Rule 415(a)(6) under the Securities Act, 1,894,702 shares of Ameren Corporation's common stock registered hereunder are unsold securities previously registered on Registration Statement No. 333-272053 filed on May 18, 2023 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the $9,401.55 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.